Condensed Statement of Operations (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net revenues	$ 327,260,465	¥ 2,119,927,841	¥ 1,528,484,891	¥ 1,005,976,600
Operating cost and expenses
Compensation and benefits	179,766,646	1,164,492,379	737,460,338	448,737,377
Selling expenses	40,726,081	263,815,409	147,265,810	102,198,334
General and administrative expenses	26,386,970	170,929,513	151,626,278	110,020,644
Total operating cost and expenses	241,000,323	1,561,151,893	975,382,794	633,757,620
Loss from operations	86,260,142	558,775,948	553,102,097	372,218,980
Other income (expenses):
Interest income	6,128,437	39,698,790	38,901,980	20,272,408
Interest expense	(2,477,748)	(16,050,359)	0	0
Investment income	8,020,456	51,954,918	23,552,297	24,141,820
Other income (expenses)	70,245	455,030	(13,961,307)	1,907,106
Total other income	11,741,390	76,058,379	48,492,970	46,321,334
Gain (loss) before taxes and income from equity in subsidiaries and VIEs	98,001,532	634,834,327	601,595,067	418,540,314
Income tax expenses	(20,050,903)	(129,885,747)	(151,293,021)	(100,081,866)
Equity in profit of subsidiaries and VIEs	3,296,299	21,352,767	13,583,865	7,290,800
Net income attributable to Noah Holdings Limited shareholders	82,716,985	535,824,084	446,552,851	315,927,738
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net revenues	0	0	0	0
Operating cost and expenses
Compensation and benefits	1,694,897	10,979,206	10,125,102
Selling expenses	57,697	373,752	167,690	149,267
General and administrative expenses	1,628,503	10,549,109	9,671,790	5,014,178
Total operating cost and expenses	3,381,097	21,902,067	19,964,582	5,163,445
Loss from operations	(3,381,097)	(21,902,067)	(19,964,582)	(5,163,445)
Other income (expenses):
Interest income	1,286,878	8,336,138	5,547,639	2,164,350
Interest expense	(2,477,748)	(16,050,359)
Investment income	3,937,533	25,506,549		657,895
Other income (expenses)	17,407	112,762	(451,217)	5,010,306
Total other income	2,764,070	17,905,090	5,096,422	7,832,551
Gain (loss) before taxes and income from equity in subsidiaries and VIEs	(617,027)	(3,996,977)	(14,868,160)	2,669,106
Income tax expenses	544,076	3,524,413	(1,268,040)	(1,430,466)
Equity in profit of subsidiaries and VIEs	82,789,936	536,296,648	462,689,051	314,689,098
Net income attributable to Noah Holdings Limited shareholders	$ 82,716,985	¥ 535,824,084	¥ 446,552,851	¥ 315,927,738